(Loss) / earnings per share - Schedule of Basic and Diluted (Loss) / Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Net loss attributable to equity holders of the parent - basic	$ (15,244)	$ (100,695)
Convertible Senior Notes interest expense	0	0
Convertible Senior Notes deferred financing amortization	0	0
Net loss attributable to equity holders of the parent - diluted	$ (15,244)	$ (100,695)
Basic weighted average number of shares (in shares)	48,109,924	30,891,470
Effect of dilutive potential basic shares:
Restricted stock (in shares)	0	0
Convertible notes (in shares)	0	0
Dilutive shares (in shares)	0	0
Diluted weighted average number of shares (in shares)	48,109,924	30,891,470
Loss Per Share:
Basic (in USD per share)	$ (0.32)	$ (3.26)
Diluted (in USD per share)	$ (0.32)	$ (3.26)